Changes in Capital Accounts	6 Months Ended
Jun. 30, 2017
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts

Changes in Capital Accounts

  Reverse stock splits: On May 22, 2017, the Company received written notification from The NASDAQ Stock Market indicating that, because the closing bid price of the Company's common stock for the last 30 consecutive business days was below $1.00 per share, the Company no longer met the minimum bid price requirement for The Nasdaq Global Market. In this respect, the Company affected a number of reverse stock split of its common shares, which was approved by shareholders at the Company's 2017 Annual Meeting of Shareholders held on June 29, 2017. More specifically, on July 5, 2017 the Company affected a one-for-seven reverse stock split and the number of the Company's common shares issued and outstanding at that date was reduced from 14,400,874 to 2,057,250. Later, on July 27, 2017, the Company affected a one-for-six reverse stock split and the number of the Company's common shares issued and outstanding at that date was reduced from 6,095,581 to 1,015,924. Finally, on August 24, 2017, the Company affected a one-for-seven reverse stock split and the number of the Company's common shares issued and outstanding at that date was reduced from 5,294,787 to 756,390. No fractional shares were issued in connection with the reverse splits. Shareholders who would otherwise hold fractional shares of the Company's common stock received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to these reverse stock splits retroactively and thus affect all periods presented.

  Issuance of Series B Preferred Stock and warrants to purchase Series B Preferred Stock: On March 21, 2017, the Company completed a registered direct offering of (i) 3,000 newly-designated Series B-1 convertible preferred shares, par value $0.01 per share, and common shares underlying such Series B-1 convertible preferred shares, and (ii) warrants to purchase 6,500 of Series B-1 convertible preferred shares, 6,500 of Series B-1 convertible preferred shares underlying such warrants, and common shares underlying such Series B-1 convertible preferred shares. Concurrently with the registered direct offering, the Company completed an offering of warrants to purchase 140,500 of Series B-2 convertible preferred shares in a private placement, in reliance on Regulation S under the Securities Act. The securities in the registered direct offering and private placement were issued and sold to Kalani Investments Limited (or “Kalani”), an entity not affiliated with the Company, pursuant to a Securities Purchase Agreement. In connection with the private placement, the Company entered into a Registration Rights Agreement with Kalani, pursuant to which the investor was granted certain registration rights with respect to the securities issued and sold in the private placement.

  The Company in its assessment for the accounting of the convertible B-1 and B-2 preferred shares has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the preferred shares should be classified as equity instead of liability. The Company further analysed key features of the preferred shares to determine whether these are more akin to equity or to debt and concluded that the convertible B-1 and B-2 Preferred Shares are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affecting the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed.

  Upon exercise of the warrants, the holder is entitled to receive preferred shares. ASC 480 “Distinguishing liabilities from equity”, requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. The Company determined that the fair value of the warrants at inception and at June 30, 2017 is immaterial.

  During the period ended June 30, 2017, the Company received gross proceeds of $3,000 from the sale of the 3,000 Series B-1 Convertible Preferred Shares. Also, 3,000 preferred warrants were exercised and the Company further received $3,000 of gross proceeds for the sale of an equal number of preferred shares. The net proceeds received during the period, after deducting offering expenses payable by the Company, amounted to $5,610. As of June 30, 2017, from the 6,000 preferred shares issued during the period, 4,818 preferred shares were converted to 17,139 common shares and 1,182 preferred shares remained outstanding. Subsequent to the balance sheet date, all outstanding preferred shares were converted to common shares (Note 11).

  Issuance of Series C Preferred Stock: On May 30, 2017, the Company issued 100 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to DSI, in exchange for a reduction of $3,000 million in the principal amount of the Company's outstanding loan, thus leaving an outstanding principal balance of $42,417 (Note 4). The Series C Preferred Stock has no dividend or liquidation rights. The Series C Preferred Stock votes with the common shares of the Company, and each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of the Company. The issuance of shares of Series C Preferred Stock to DSI was approved by an independent committee of the Board of Directors of the Company, which received a fairness opinion from independent third parties that the transaction was fair from a financial point of view to the Company.

  Compensation cost on restricted common stock: During the six months ended June 30, 2017 and 2016, compensation cost on restricted stock amounted to $541 and $552, respectively, and is included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. At June 30, 2017 and December 31, 2016, the total unrecognized compensation cost relating to restricted share awards was $896 and $1,058, respectively. At June 30, 2017, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.02 years.

During the six months ended June 30, 2017 and the year ended December 31, 2016, the movement of restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2015	409	$6,208.42
Granted	420	893.76
Vested	(155)	6,492.73
Forfeited or expired	-	-
Outstanding at June 30, 2016	674	$2,831.23
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2016	674	$2,831.23
Granted	-	-
Vested	(292)	3,796.63
Forfeited or expired	-	-
Outstanding at June 30, 2017	382	$2,093.28